Basis of preparation and material accounting policies (Details) € in Millions	12 Months Ended
	Mar. 31, 2025 EUR (€) aircraft	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)
Disclosure of voluntary change in accounting policy [line items]
Cash and cash equivalents	€ 3,863.3	€ 3,875.4	€ 3,599.3	€ 2,669.0
Cash and cash equivalents and cash with a maturity date of longer than three months	4,000.0
Net cash	€ 1,303.8	1,372.8	558.8	€ (1,451.6)
Number of unencumbered aircrafts | aircraft	586
Percentage of unencumbered aircrafts	100.00%
Property, plant and equipment long-lived assets	€ 10,923.7	10,847.0	9,908.9
Number of airlines	5
Retained earnings	€ 5,588.6	5,899.8	4,180.0
Repayment of borrowings	50.0	1,100.5	1,039.4
Cross-currency swaps
Disclosure of voluntary change in accounting policy [line items]
Derivatives designated in cash flow hedges, net assets	87.0	144.0
Commodity derivative instruments associated with fuel and carbon operating expenses
Disclosure of voluntary change in accounting policy [line items]
Derivatives designated in cash flow hedges, net assets		27.0
Derivatives designated in cash flow hedges, net liabilities	€ 205.0
Estimated percentage of jet fuel expenses covered by hedging contracts as of reporting date	77.00%
Hangar and Buildings
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets	€ 168.6	155.9	112.1
Plant and equipment (excluding aircraft)
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets	68.5	63.0	54.5
Fixtures and Fittings
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets	17.2	15.8	10.5
Motor vehicles
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets	0.1
Aircraft
Disclosure of voluntary change in accounting policy [line items]
Property, plant and equipment long-lived assets	€ 10,669.3	€ 10,612.3	€ 9,731.8
Residual value as percentage of current market value	15.00%
Useful life, property, plant and equipment	23 years
Aircraft | Minimum
Disclosure of voluntary change in accounting policy [line items]
Interval between maintenance checks	8 years
Aircraft | Maximum
Disclosure of voluntary change in accounting policy [line items]
Interval between maintenance checks	12 years
Boeing 737 Aircraft
Disclosure of voluntary change in accounting policy [line items]
Residual value as percentage of current market value	15.00%
Useful life, property, plant and equipment	23 years
Boeing 737 Aircraft | Minimum
Disclosure of voluntary change in accounting policy [line items]
Interval between maintenance checks	8 years
Boeing 737 Aircraft | Maximum
Disclosure of voluntary change in accounting policy [line items]
Interval between maintenance checks	12 years
Landing rights
Disclosure of voluntary change in accounting policy [line items]
Impairment of intangible assets	€ 0.0